GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill rollforward
Beginning Balance	$ 250,650,500	$ 0
Goodwill acquired		336,585,270
Impairment		85,934,770
Foreign currency translation adjustment	(29,313,343)
Ending Balance	$ 221,337,157	$ 250,650,500	$ 0